Warrant derivative liability (Underwriters warrants) (Details) (Underwriter Warrants [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 23, 2010	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2012
Warrant Activity [Line Items]
Option to purchase warrants, value	$ 1
Number of ordianry shares available for purchase by warrants	66,667
Percetnage of total shares sold in the secondary offering	5.00%
Percentage of the price of the shares sold in the secondary offering	120.00%
Expiration date		Dec. 20, 2015
Exercise price of warrant	$ 6.00
Exercisable Date		Jun. 12, 2012
Warrants repurchased			53,096
Warrants repurchased, value			27
Warrants repurchased, price per share			$ 0.50
Warrants outstanding		13,571		13,571	13,571
Warrants fair value		3		2
American Binomial Option Valuation Model [Member]
Warrant Activity [Line Items]
Estimated warrant exercise price				$ 6.00
Estimated warrant market price per share				$ 0.62
Expected remaining term				1 year
Expected volatility				176.00%
Risk-free interest rate				0.11%
Warrants fair value				2
Cox-Ross Rubinstein Binomial Model [Member]
Warrant Activity [Line Items]
Estimated warrant exercise price				$ 6.00
Estimated warrant market price per share				$ 0.62
Expected remaining term				1 year
Expected volatility				176.00%
Risk-free interest rate				0.11%
Warrants fair value				$ 2